Condensed Consolidated Statements of Changes In Shareholders' Deficit - USD ($)	Total	Common Class B [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Nov. 23, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Beginning balance, Shares at Nov. 23, 2020			0	0
Issuance of Founder Shares , Shares				8,625,000
Issuance of Founder Shares	25,000			$ 863	24,137
Net income (loss)	(3,186)					(3,186)
Ending balance at Dec. 31, 2020	21,814		$ 0	$ 863	24,137	(3,186)
Ending balance, Shares at Dec. 31, 2020			0	8,625,000
Sponsor forfeiture of shares				$ (38)	38
Sponsor forfeiture of shares, Shares				(375,000)
Remeasurement of Class A Ordinary Shares to redemption value	(25,558,349)				(24,175)	(25,534,174)
Net income (loss)	34,901					34,901
Ending balance at Mar. 31, 2021	(25,501,634)		$ 0	$ 825	0	(25,502,459)
Ending balance, Shares at Mar. 31, 2021			0	8,250,000
Beginning balance at Dec. 31, 2020	21,814		$ 0	$ 863	24,137	(3,186)
Beginning balance, Shares at Dec. 31, 2020			0	8,625,000
Net income (loss)	6,268,705
Ending balance at Sep. 30, 2021	(19,267,830)		$ 0	$ 825	0	(19,268,655)
Ending balance, Shares at Sep. 30, 2021			0	8,250,000
Beginning balance at Dec. 31, 2020	21,814		$ 0	$ 863	24,137	(3,186)
Beginning balance, Shares at Dec. 31, 2020			0	8,625,000
Issuance of Founder Shares		$ 25,000
Sponsor forfeiture of shares				$ (38)	38
Sponsor forfeiture of shares, Shares				(375,000)
Remeasurement of Class A Ordinary Shares to redemption value	(25,845,016)				(310,842)	(25,534,174)
Net income (loss)	3,729,394					3,729,394
Ending balance at Dec. 31, 2021	(21,807,141)		$ 0	$ 825	0	(21,807,966)
Ending balance, Shares at Dec. 31, 2021			0	8,250,000
Beginning balance at Mar. 31, 2021	(25,501,634)		$ 0	$ 825	0	(25,502,459)
Beginning balance, Shares at Mar. 31, 2021			0	8,250,000
Net income (loss)	3,133,455					3,133,455
Ending balance at Jun. 30, 2021	(22,368,179)		$ 0	$ 825	0	(22,369,004)
Ending balance, Shares at Jun. 30, 2021			0	8,250,000
Net income (loss)	3,100,349					3,100,349
Ending balance at Sep. 30, 2021	(19,267,830)		$ 0	$ 825	0	(19,268,655)
Ending balance, Shares at Sep. 30, 2021			0	8,250,000
Beginning balance at Dec. 31, 2021	(21,807,141)		$ 0	$ 825	0	(21,807,966)
Beginning balance, Shares at Dec. 31, 2021			0	8,250,000
Net income (loss)	1,727,436					1,727,436
Ending balance at Mar. 31, 2022	(20,079,705)		$ 0	$ 825	0	(20,080,530)
Ending balance, Shares at Mar. 31, 2022			0	8,250,000
Beginning balance at Dec. 31, 2021	(21,807,141)		$ 0	$ 825	0	(21,807,966)
Beginning balance, Shares at Dec. 31, 2021			0	8,250,000
Issuance of Founder Shares		$ 25,000
Net income (loss)	4,262,112
Ending balance at Sep. 30, 2022	(9,192,712)		$ 0	$ 825	10,363,353	(19,556,890)
Ending balance, Shares at Sep. 30, 2022			0	8,250,000
Beginning balance at Mar. 31, 2022	(20,079,705)		$ 0	$ 825	0	(20,080,530)
Beginning balance, Shares at Mar. 31, 2022			0	8,250,000
Remeasurement of Class A Ordinary Shares to redemption value	(616,894)					(616,894)
Net income (loss)	2,996,100					2,996,100
Ending balance at Jun. 30, 2022	(17,700,499)		$ 0	$ 825	0	(17,701,324)
Ending balance, Shares at Jun. 30, 2022			0	8,250,000
Waiver of Deferred Underwriters' Discount	10,363,353				10,363,353
Remeasurement of Class A Ordinary Shares to redemption value	(1,394,142)					(1,394,142)
Net income (loss)	(461,424)					(461,424)
Ending balance at Sep. 30, 2022	$ (9,192,712)		$ 0	$ 825	$ 10,363,353	$ (19,556,890)
Ending balance, Shares at Sep. 30, 2022			0	8,250,000